Note 11 - Commitments and Contingencies (Details Textual) - Office and Distribution Warehouse Space [Member]	Nov. 26, 2018 USD ($) ft²
Lessee, Operating Lease, Term of Contract	2 years
Area of Leasing Property | ft²	2,500
Operating Lease, Monthly Payment | $	$ 1,600
Lessee, Operating Lease, Renewal Term	2 years